Schedule I— Parent Company only Condensed Financial Information - Schedule of Parent Company Only Condensed Balance Sheets (Details) - Parent Company [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 27,014	$ 171,327
Advance to suppliers		32,000
Amount due from related party	15,000,000
Total current assets	15,027,014	203,327
Non-current assets
Investment in subsidiaries	9,119,287	8,467,986
Long-term investments		1,356,618
Total assets	24,146,301	10,027,931
LIABILITIES
Account payable	11,813	2,363
Payroll payable	112,500	22,500
Other payable	450,497	56,000
Total liabilities	2,092,527	1,574,300
SHAREHOLDERS’ EQUITY
Common Stock Value		68
Total liabilities and shareholders’ equity	24,146,301	10,027,931
Related Party
LIABILITIES
Due to related parties	1,517,717	1,493,437
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Common Stock Value	202
Additional paid-in-capital	22,832,075	7,620,339
Retained earnings (accumulated deficit)	(534,294)	1,252,783
Accumulated other comprehensive loss	(244,230)	(419,559)
Total shareholders’ equity	22,053,774	8,453,631
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Common Stock Value	$ 21